THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND

SUPPLEMENT
DATED MAY 6, 2011 TO
THE HARTFORD GROWTH FUND
(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)
PROSPECTUS AND SUMMARY PROSPECTUS
EACH DATED MARCH 1, 2011

At a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board”) on May 3, 2011, the Board unanimously approved a plan to reclassify Class L shares of The Hartford Growth Fund (the “Fund”).  Effective as of the closing time of the reclassification, each shareholder of Class L shares will own Class A shares equal to the aggregate value of Class L shares held by that shareholder (the “Reclassification”). The Reclassification is expected to occur on or about August 5, 2011 or as soon as practicable thereafter.  The Reclassification should be deemed to be non-taxable exchanges under the Internal Revenue Code of 1986, as amended; and no sales charges or fees will be imposed on shareholders in connection with the Reclassification.

1.                                        Accordingly, effective as of the closing of the Reclassification, all references to Class L are deleted.

2.                                        The Board has approved a reduction in net operating expense cap for Class A shares effective as of the date of (and contingent upon) the Reclassification through February 28, 2013, so that the shareholders of Class L are expected to bear the same or lower net operating expenses after the Reclassification.  The Board also approved reductions in the net operating expense caps for Classes B, C and I shares.  Effective as of the date of (and contingent upon) the Reclassification, under the heading “Your Expenses”, the Annual Operating Fund Expenses table in the Summary Prospectus and Statutory Prospectus and the Example will be replaced with:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE HARTFORD GROWTH FUND		Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Management fees		0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%		0.50%	0.25%
Other expenses		0.29%	0.53%	0.24%	0.15%	0.37%	0.20%	0.19%	0.06%
Total annual fund operating expenses		1.28%	2.27%	1.98%	0.89%	1.61%	1.19%	0.93%	0.80%
Fee Waiver or Reimbursement	[1]	0.03%	0.27%			0.11%		0.03%
Net operating expenses	[1]	1.25%	2.00%	1.98%	0.89%	1.50%	1.19%	0.90%	0.80%
[1]	Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5) and 0.85% (Class Y).In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                   Your investment has a 5% return each year

•                   The Fund’s operating expenses remain the same

•                   You reinvest all dividends and distributions

•                   You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example THE HARTFORD GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	670	931	1,211	2,008
Class B	703	983	1,391	2,335
Class C	301	621	1,068	2,306
Class I	91	284	493	1,096
Class R3	153	497	866	1,902
Class R4	121	378	654	1,443
Class R5	92	293	512	1,140
Class Y	82	255	444	990

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption THE HARTFORD GROWTH FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	670	931	1,211	2,008
Class B	203	683	1,191	2,335
Class C	201	621	1,068	2,306
Class I	91	284	493	1,096
Class R3	153	497	866	1,902
Class R4	121	378	654	1,443
Class R5	92	293	512	1,140
Class Y	82	255	444	990